Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Commitments [Line Items]
Commitments to extend credit	¥ 2,492,699	¥ 2,634,229
Commitments to invest	22,523	21,994
Liquidity facilities to central clearing counterparties [Member]
Commitments [Line Items]
Commitments to extend credit	1,337,173	1,623,897
Other commitments to extend credit [Member]
Commitments [Line Items]
Commitments to extend credit	¥ 1,155,526	¥ 1,010,332